STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable)(Details) (Non-Qualified Stock Options and Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-Qualified Stock Options and Warrants [Member]
Number of Shares
Outstanding	7,146,000	8,773,500
Granted	5,257,600	560,000
Expired	(10,000)	(1,971,650)
Forfeited	(125,000)	(120,000)
Exercised	(449,000)	(95,850)
Outstanding	11,819,600	7,146,000	8,773,500
Exercisable	11,267,723
Exercise Price
Outstanding (Lower Limit)	$ 0.63	$ 0.25	$ 0.25
Outstanding (Upper Limit)	$ 1.75	$ 1.75	$ 1.75
Granted (Lower Limit)	$ 0.72	$ 0.84
Granted (Upper Limit)	$ 1.25	$ 1.16
Expired (Lower Limit)		$ 0.73
Expired	$ 1.25
Expired (Upper Limit)		$ 1.25
Forfeited (Lower Limit)	$ 0.92	$ 0.93
Forfeited (Upper Limit)	$ 1.03	$ 1.03
Exercised (Lower Limit)	$ 0.25	$ 0.345
Exercised (Upper Limit)	$ 0.345	$ 1.25
Outstanding (Lower Limit)	$ 0.63	$ 0.25	$ 0.25
Outstanding (Upper Limit)	$ 1.75	$ 1.75	$ 1.75
Exercisable (Lower Limit)	$ 0.63
Exercisable (Upper Limit)	$ 1.75
Weighted Average Exercise Price
Outstanding	$ 1.16	$ 1.13
Granted	$ 1.07	$ 0.96
Expired	$ 1.25	$ 1.02
Forfeited	$ 0.93	$ 0.99
Exercised	$ 0.34	$ 0.76
Outstanding	$ 1.15	$ 1.16	$ 1.13
Exercisable	$ 1.16